Accounts Receivable (Details) - USD ($) $ in Thousands	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Accounts Receivable Additional Disclosures [Abstract]
Accounts receivable	$ 433,586	$ 470,251
Less: Accounts receivable allowance	(12,212)	(10,988)	$ (4,346)	$ (4,300)
Accounts receivable, net	$ 421,374	$ 459,263